Document and Entity Information	Aug. 27, 2019
Cover page.
Entity Registrant Name	SVB Financial Group
Document Type	8-K/A
Document Period End Date	Aug. 27, 2019
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this "amendment") amends SVB Financial Group's Current Report on Form 8-K originally filed with the Securities and Exchange Commission on September 3, 2019 (the "original filing"). The sole purpose of this amendment is to add Inline eXtensible Business Reporting Language tagging to the cover page of this Form 8-K/A. No other changes have been made to the original filing.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-15637
Entity Tax Identification Number	91-1962278
Entity Address, Address Line One	3003 Tasman Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1191
City Area Code	408
Local Phone Number	654-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000719739
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SIVB
Security Exchange Name	NASDAQ